OTHER NON-CURRENT FINANCIAL ASSETS AT FAIR VALUE THROUGH OCI AND CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
OTHER NON-CURRENT FINANCIAL ASSETS AT FAIR VALUE THROUGH OCI AND CASH AND CASH EQUIVALENTS
OTHER NON-CURRENT FINANCIAL ASSETS AT FAIR VALUE THROUGH OCI AND CASH AND CASH EQUIVALENTS

15.OTHER NON-CURRENT FINANCIAL ASSETS AT FAIR VALUE THROUGH OCI AND CASH AND CASH EQUIVALENTS

Other non-current financial assets

Other non-current financial assets at fair value through OCI consist of shares in unlisted companies and amounted to USD 9.2 million and USD 8.9 million as of December 31, 2023 and December 31, 2022, respectively.

On initial recognition, the Group designated the investments in unlisted companies to be measured at FVOCI since they are not held for trading.

Liesheng, one of the Group’s financial assets at FVOCI, was impaired in 2022. Shares of Liesheng are not traded in an active market and its fair value is determined using valuation techniques. The fair value of the Group’s investment in Liesheng as of December 31, 2022 was determined to be USD 8.5 million using the market approach. The Group made USD 10.9 million impairment on the investment in Liesheng and the loss was recognized in other comprehensive income and loss.

Cash and cash equivalents

Cash and cash equivalents comprise cash in hand and at bank amounting to USD 483.4 million and USD 402.0 million as of December 31, 2023 and 2022, respectively.

As in previous years, these balances were not subject to any utilization restrictions in 2023. However, the repatriation of funds from Russia is currently only possible to a limited extent.